Nationwide Bailard Technology Fund Investment Strategy - Nationwide Bailard Technology Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund will, under normal market conditions, invest its assets primarily in common stocks located in the United States and abroad that the subadviser believes have superior sales and earnings growth potential, but at a reasonable price. It is expected that, under normal market conditions, the Fund will invest at least 80% of its net assets in companies in technology sectors, including in the semiconductor, semiconductor equipment, hardware, software, information technology services, communications equipment, social media, medical technology, healthcare, financial technology, and interactive media sectors, and may invest in other sectors if determined by the Fund’s subadviser to be in the Fund’s best interests. The Fund may also invest up to 25% of its net assets in U.S. dollar denominated stocks of foreign companies located in both developed and emerging markets. Using a combination of qualitative and quantitative techniques, the Fund’s subadviser seeks to identify those securities it believes offer superior sales and earnings growth prospects at a reasonable valuation. The subadviser seeks to add value to the Fund’s portfolio through stock selection. In order to manage portfolio risk, in addition to evaluating traditional risk measures, the subadviser utilizes a proprietary scoring framework called Non-Financial Information Capture (“NFI Capture”) to evaluate a company’s performance based on less traditional or non-financialfactors (such as, but not limited to, corporate governance, business ethics, labor standards and workplace practices). The NFI Capture process helps the subadviser to avoid or mitigate exposure to risks related to such factors that may result in a company’s long-term financial underperformance. The subadviser’s assessment is based on a proprietary scoring matrix to rate each company in the investable universe based on its potential exposure to non-financial risk factors. Companies that the subadviser perceives as bearing high levels of investment risk due to significant negative externalities associated with poor resource stewardship, deficient corporate governance or the products or services they offer may be excluded from investment consideration. The subadviser may also consider market indices and its own estimates of competitor portfolio weightings in managing the Fund’s portfolio. The Fund may also invest opportunistically in initial public offerings (“IPOs”) and in securities of new public companies that have had their IPO within the last six months and that the subadviser finds attractive. The subadviser seeks investment opportunities to penetrate new and existing markets specifically within the technology and related growth industries. In looking at particular companies, the subadviser evaluates the scope of business of a company and its competitive landscape, as well as its management team’s experience.